LINDNER INVESTMENTS

PROSPECTUS SUPPLEMENT, dated November 12, 1997, to Prospectus dated October 24, 1997

The first full paragraph on page 27 of the Prospectus is hereby amended to read as follows:

Eric E. Ryback has been the manager of Lindner Dividend Fund and its predecessor since 1984. Since November 10, 1997, Mr. Ryback and Robert T. Buettner have been the co-managers of Lindner Bulwark Fund (Messrs. Ryback since its inception in February 1994 and Mr. Buettner since January 1996) and Mr. Ryback and Robert A. Lange have been the co-managers of Lindner Growth Fund (Mr. Ryback since 1984 and Mr. Lange since 1977). Mr. Ryback and Richard H. Eckenrodt co-manage Lindner Utility Fund (Mr. Ryback since its inception in 1993 and Mr. Eckenrodt since March 1996). Mr. Ryback and Donald B. Wang co-manage Lindner/Ryback Small-Cap Fund (Mr. Ryback since its inception in 1994 and Mr. Wang since January 1996). Mr. Ryback and Mr. Lange have also been co-managers of Lindner International Fund since its inception in January 1995. Mr. Ryback has been President of the Adviser since 1992, and prior to that time he served as Vice President of Lindner Management Corporation and was the manager or co-manager of the predecessor funds to the Dividend and Growth Funds. Mr. Lange has been employed by the Adviser as Senior Vice President since 1993, and prior to that time he held a simiar position with Lindner Management Corporation and was co-manager of the predecessor fund to the Growth Fund. Mr. Buettner has been employed by the Adviser as an analyst/researcher since 1994, and prior to that time he was employed as an analyst with Perkins Capital Advisers. Mr. Eckenrodt has been employed by the Adviser as an analyst/researcher since 1993, and prior to that time he was employed as a financial consultant for Shearson American Express. Mr. Wang has been employed by the Adviser as a portfolio manager since January 1996, and prior to that time he was an analyst/portfolio manager with Spare, Kaplan & Bischel.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE